General (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General [Line Items]
No par value (in Dollars per share)
Cash and cash equivalents	$ 2,545,823	$ 2,294,679
Accumulated deficit	(17,545,337)	(12,136,015)
Net operating cash outflows	$ (3,408,749)	$ (2,219,583)	$ (3,871,157)
IPO [Member]
General [Line Items]
No par value (in Dollars per share)